Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)
Accounting Policies [Abstract]
Cash		¥ 851,470,436			¥ 1,843,388,870
Working capital		¥ 1,580,172,173			2,693,653,812
Foreign cuurency transactions	7.1429	RMB	USD 1.00 to RMB 7.0467
Doubtful accounts for accounts receivable		¥ 4,030,967			5,513,270
Inventory Valuation Reserves		850,926		$ 96,132	675,697
Impairment losses	¥ 0	0
Contract with Customer, Liability		¥ 2,950,665			¥ 5,483,268
Revenue recognized	¥ 2,499,072